Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.8%
4,641	iShares Core MSCI EAFE ETF	$344,594	1.0
3,131	iShares Russell 2000 ETF	684,906	2.0
7,598	Vanguard S&P 500 ETF	2,996,651	8.7
10,234	Vanguard Value ETF	1,385,377	4.1

	Total Exchange-Traded Funds
	(Cost $4,702,037)	5,411,528	15.8

MUTUAL FUNDS: 84.2%
	Affiliated Investment Companies: 84.2%
10,807	Voya Large-Cap Growth Fund - Class R6	681,270	2.0
167,698	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,429,945	7.1
446,703	Voya Multi-Manager International Equity Fund - Class I	6,173,436	18.0
218,878	Voya Multi-Manager International Factors Fund - Class I	2,405,474	7.0
105,063	Voya Multi-Manager Mid Cap Value Fund - Class I	1,201,926	3.5
245,146	Voya U.S. Stock Index Portfolio - Class I	4,880,852	14.2
112,056	VY® Columbia Contrarian Core Portfolio - Class I	2,399,118	7.0
90,149	VY® Invesco Comstock Portfolio - Class I	1,802,983	5.2
33,909	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	685,637	2.0
82,877	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,602,340	7.6
83,467	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,192,739	3.4
21,677	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,463,154	7.2

	Total Mutual Funds
	(Cost $25,853,492)	28,918,874	84.2

Total Investments in Securities (Cost $30,555,529)	$34,330,402	100.0
Liabilities in Excess of Other Assets	(7,650)	–
Net Assets	$34,322,752	100.0

(1)	Non-income producing security.

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,411,528	$–	$–	$5,411,528
Mutual Funds	28,918,874	–	–	28,918,874
Total Investments, at fair value	$34,330,402	$–	$–	$34,330,402

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$347,930	$58,329	$(408,147)	$1,888	$-	$3,558	$(13,110)	$-
Voya Large-Cap Growth Fund - Class R6	723,006	124,145	(194,639)	28,758	681,270	-	56,830	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,552,709	1,429,182	(1,217,968)	(333,978)	2,429,945	-	347,728	-
Voya Multi-Manager International Equity Fund - Class I	5,948,607	1,894,620	(1,544,832)	(124,959)	6,173,436	-	395,124	-
Voya Multi-Manager International Factors Fund - Class I	3,412,005	510,792	(1,499,138)	(18,185)	2,405,474	-	273,683	-
Voya Multi-Manager Mid Cap Value Fund - Class I	811,141	601,849	(298,795)	87,731	1,201,926	-	53,055	-
Voya U.S. Stock Index Portfolio - Class I	5,471,299	2,122,349	(2,461,409)	(251,387)	4,880,852	-	603,058	480,108
VY® Columbia Contrarian Core Portfolio - Class I	2,499,812	662,318	(598,279)	(164,733)	2,399,118	15,146	239,011	268,686
VY® Invesco Comstock Portfolio - Class I	1,331,921	1,107,558	(683,151)	46,655	1,802,983	5,722	260,045	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,090,264	387,627	(643,870)	(148,384)	685,637	2,470	262,898	31,265
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,639,892	808,622	(746,831)	(99,343)	2,602,340	2,070	97,132	315,282
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	821,356	824,373	(282,229)	(170,761)	1,192,739	85	63,140	189,055
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,226,341	951,639	(628,477)	(86,349)	2,463,154	-	181,097	211,949
	$29,876,283	$11,483,403	$(11,207,765)	$(1,233,047)	$28,918,874	$29,051	$2,819,691	$1,496,345

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $31,865,796.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,516,914
Gross Unrealized Depreciation	(52,308)
Net Unrealized Appreciation	$2,464,606